Quarterly Holdings Report
for
Fidelity® Real Estate Equity Central Fund
June 30, 2024
REE-NPRT3-0824
1.9862252.109
Common Stocks - 99.0%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 97.7%
REITs - Apartments - 15.2%
Essex Property Trust, Inc.	145,019	39,474,172
Invitation Homes, Inc.	917,404	32,925,630
Mid-America Apartment Communities, Inc.	329,300	46,961,473
UDR, Inc.	720,082	29,631,374
		148,992,649
REITs - Diversified - 17.1%
Crown Castle, Inc.	114,700	11,206,190
Digital Realty Trust, Inc.	299,600	45,554,180
Equinix, Inc.	122,338	92,560,931
Lamar Advertising Co. Class A	152,759	18,259,283
		167,580,584
REITs - Health Care - 10.9%
Ventas, Inc.	1,174,794	60,219,940
Welltower, Inc.	443,366	46,220,906
		106,440,846
REITs - Health Care Facilities - 1.1%
Omega Healthcare Investors, Inc.	319,400	10,939,450
REITs - Hotels - 3.4%
Ryman Hospitality Properties, Inc.	329,000	32,853,940
REITs - Management/Investment - 2.7%
NNN (REIT), Inc.	626,900	26,705,940
REITs - Manufactured Homes - 3.4%
Equity Lifestyle Properties, Inc.	507,100	33,027,423
REITs - Office Property - 1.8%
Alexandria Real Estate Equities, Inc.	50,880	5,951,434
Douglas Emmett, Inc. (a)	907,300	12,076,163
		18,027,597
REITs - Regional Malls - 2.4%
Tanger, Inc.	867,600	23,520,636
REITs - Shopping Centers - 6.5%
Federal Realty Investment Trust (SBI)	29,300	2,958,421
SITE Centers Corp.	2,520,900	36,553,050
Urban Edge Properties	1,282,800	23,693,316
		63,204,787
REITs - Single Tenant - 4.6%
Agree Realty Corp.	63,600	3,939,384
Four Corners Property Trust, Inc.	1,306,800	32,238,756
NETSTREIT Corp. (a)	551,989	8,887,023
		45,065,163
REITs - Storage - 10.3%
CubeSmart (a)	1,299,119	58,681,205
Extra Space Storage, Inc.	270,779	42,081,764
		100,762,969
REITs - Warehouse/Industrial - 18.3%
Americold Realty Trust	828,000	21,147,120
EastGroup Properties, Inc.	122,700	20,871,270
Prologis, Inc.	1,032,437	115,952,999
Terreno Realty Corp.	361,816	21,412,271
		179,383,660
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		956,505,644
Real Estate Management & Development - 1.3%
Real Estate Services - 1.3%
CBRE Group, Inc. (b)	145,200	12,938,772
TOTAL COMMON STOCKS (Cost $824,134,611)		969,444,416

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (c)	6,135,764	6,136,991
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	15,175,501	15,177,019
TOTAL MONEY MARKET FUNDS (Cost $21,314,010)		21,314,010

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $845,448,621)	990,758,426
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(12,029,300)
NET ASSETS - 100.0%	978,729,126

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	5,033,543	232,329,716	231,226,365	241,188	97	-	6,136,991	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	37,321,650	78,861,956	101,006,587	26,173	-	-	15,177,019	0.1%
Total	42,355,193	311,191,672	332,232,952	267,361	97	-	21,314,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.